EQUITY INCENTIVE PLANS - Disclosure of detailed information about share options valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) year $ / shares	Dec. 31, 2022 CAD ($) year $ / shares
Equity Incentive Plans [Abstract]
Exercise price	$ 2.12	$ 2.03
Market price | $	$ 2.1	$ 2.03
Expected option term (years) | year	3	3
Expected stock price volatility	50.60%	58.60%
Average risk-free interest rate	4.22%	1.46%
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
FAIR VALUE PER OPTION GRANTED	$ 0.79	$ 0.82